Salaries (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Salaries [Abstract]
Total salaries and incidentals	₪ 2,574		₪ 2,578	₪ 2,544
Less - salaries recognized in investments in property, plant and equipment and in intangible assets	579		571	529
Salaries	₪ 1,995	[1]	₪ 2,007	₪ 2,015

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.